BALANCE SHEETS - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 243	$ 243	$ 550,164	$ 112,681
Prepaid expenses	84,992	39,567	143,675
Total current assets	85,235	39,810	693,839	112,681
Investments held in Trust Account	200,693,450	207,190,740	203,081,753
Deferred offering costs associated with initial public offering				276,511
Total Assets	200,778,685	207,230,550	203,775,592	389,192
Current liabilities:
Accrued expenses	3,649,900	2,860,900		214,261
Accrued expenses - related party	80,000	50,000	105,000
Due to related party	1,035,809	386,687
Accounts payable	1,571,639	1,583,870	4,310	3,750
Notes payable - related parties				155,000
Total current liabilities	6,337,348	4,881,457	109,310	373,011
Deferred underwriting commissions	7,000,000	7,000,000	7,000,000
Total liabilities	13,337,348	11,881,457	7,109,310	373,011
Commitments
Shareholders' Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding		0	0	0
Additional paid-in capital	4,507,338	3,730,127	2,412,951	24,425
Retained earnings	492,062	1,269,279	2,586,468	(8,819)
Total shareholders' equity	5,000,007	5,000,003	5,000,002	16,181
Total Liabilities and Shareholders' Equity	200,778,685	207,230,550	203,775,592	389,192
Class A Ordinary Shares [Member]
Current liabilities:
Class A ordinary shares	182,441,330	190,349,090	191,666,280
Shareholders' Equity:
Ordinary shares	107	97	83
Total shareholders' equity	107	97	83	0
Class B Ordinary Shares [Member]
Shareholders' Equity:
Ordinary shares	500	500	500	575
Total shareholders' equity	$ 500	$ 500	$ 500	$ 575